FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

December 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521/811-22842
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund, dated December 1, 2020, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on November 25, 2020 (accession number 0001398344-20-023483).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant